Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	19,061	19,556	22,090
Interest expense	(10,027)	(11,441)	(14,947)
Net interest income	9,034	8,115	7,143
Commissions and fees	13,051	13,226	12,724
Trading revenues	2,026	2,739	1,196
Other revenues	2,131	1,776	2,548
Net revenues	26,242	25,856	23,611
Provision for credit losses	186	167	170
Compensation and benefits	11,334	11,256	12,303
General and administrative expenses	9,534	8,599	7,246
Commission expenses	1,561	1,738	1,702
Total other operating expenses	11,095	10,337	8,948
Total operating expenses	22,429	21,593	21,251
Income tax expense	1,405	1,276	465
Income from continuing operations	2,222	2,820	1,725
Income/(loss) from discontinued operations, net of tax	102	145	(40)
Net income	2,324	2,965	1,685
Net income/(loss) attributable to noncontrolling interests	449	639	336
Net income attributable to shareholders	1,875	2,326	1,349
of which from continuing operations	1,773	2,181	1,389
of which from discontinued operations	102	145	(40)
Income from continuing operations before taxes	3,627	4,096	2,190
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,392	6,579	7,625
Interest expense	(3,894)	(3,930)	(4,540)
Net interest income	2,498	2,649	3,085
Commissions and fees	4,137	3,755	3,934
Trading revenues	73	(516)	1,470
Other revenues	1,358	1,529	(37)
Net revenues	8,066	7,417	8,452
Provision for credit losses	(1)	4	(5)
Compensation and benefits	3,510	3,380	3,601
General and administrative expenses	2,592	2,843	2,132
Commission expenses	253	227	252
Total other operating expenses	2,845	3,070	2,384
Total operating expenses	6,355	6,450	5,985
Income tax expense	620	8	1,251
Income from continuing operations	1,092	955	1,221
Income/(loss) from discontinued operations, net of tax	0	66	17
Net income	1,092	1,021	1,238
Net income/(loss) attributable to noncontrolling interests	406	575	281
Net income attributable to shareholders	686	446	957
of which from continuing operations	686	380	940
of which from discontinued operations	0	66	17
Income from continuing operations before taxes	1,712	963	2,472
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	12,193	12,438	13,914
Interest expense	(6,014)	(7,377)	(10,217)
Net interest income	6,179	5,061	3,697
Commissions and fees	8,750	9,302	8,609
Trading revenues	1,717	3,271	(307)
Other revenues	877	263	2,525
Net revenues	17,523	17,897	14,524
Provision for credit losses	126	89	93
Compensation and benefits	7,872	7,807	8,618
General and administrative expenses	6,981	5,811	5,073
Commission expenses	1,295	1,499	1,433
Total other operating expenses	8,276	7,310	6,506
Total operating expenses	16,148	15,117	15,124
Income tax expense	679	1,162	(886)
Income from continuing operations	570	1,529	193
Income/(loss) from discontinued operations, net of tax	102	79	(57)
Net income	672	1,608	136
Net income/(loss) attributable to noncontrolling interests	39	94	52
Net income attributable to shareholders	633	1,514	84
of which from continuing operations	531	1,435	141
of which from discontinued operations	102	79	(57)
Income from continuing operations before taxes	1,249	2,691	(693)
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	18,585	19,017	21,539
Interest expense	(9,908)	(11,307)	(14,757)
Net interest income	8,677	7,710	6,782
Commissions and fees	12,887	13,057	12,543
Trading revenues	1,790	2,755	1,163
Other revenues	2,235	1,792	2,488
Net revenues	25,589	25,314	22,976
Provision for credit losses	125	93	88
Compensation and benefits	11,382	11,187	12,219
General and administrative expenses	9,573	8,654	7,205
Commission expenses	1,548	1,726	1,685
Total other operating expenses	11,121	10,380	8,890
Total operating expenses	22,503	21,567	21,109
Income tax expense	1,299	1,170	365
Income from continuing operations	1,662	2,484	1,414
Income/(loss) from discontinued operations, net of tax	102	145	(40)
Net income	1,764	2,629	1,374
Net income/(loss) attributable to noncontrolling interests	445	669	333
Net income attributable to shareholders	1,319	1,960	1,041
of which from continuing operations	1,217	1,815	1,081
of which from discontinued operations	102	145	(40)
Income from continuing operations before taxes	2,961	3,654	1,779
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	228	62	81
Interest expense	(316)	(60)	(79)
Net interest income	(88)	2	2
Commissions and fees	7	4	(12)
Trading revenues	159	(23)	1
Other revenues	1,750	2,288	1,319
Net revenues	1,828	2,271	1,310
Provision for credit losses	0	0	0
Compensation and benefits	53	59	56
General and administrative expenses	(101)	(135)	(101)
Commission expenses	0	1	1
Total other operating expenses	(101)	(134)	(100)
Total operating expenses	(48)	(75)	(44)
Income tax expense	1	20	5
Income from continuing operations	1,875	2,326	1,349
Income/(loss) from discontinued operations, net of tax	0	0	0
Net income	1,875	2,326	1,349
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income attributable to shareholders	1,875	2,326	1,349
of which from continuing operations	1,875	2,326	1,349
of which from discontinued operations	0	0	0
Income from continuing operations before taxes	1,876	2,346	1,354
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	248	477	470
Interest expense	197	(74)	(111)
Net interest income	445	403	359
Commissions and fees	157	165	193
Trading revenues	77	7	32
Other revenues	(1,854)	(2,304)	(1,259)
Net revenues	(1,175)	(1,729)	(675)
Provision for credit losses	61	74	82
Compensation and benefits	(101)	10	28
General and administrative expenses	62	80	142
Commission expenses	13	11	16
Total other operating expenses	75	91	158
Total operating expenses	(26)	101	186
Income tax expense	105	86	95
Income from continuing operations	(1,315)	(1,990)	(1,038)
Income/(loss) from discontinued operations, net of tax	0	0	0
Net income	(1,315)	(1,990)	(1,038)
Net income/(loss) attributable to noncontrolling interests	4	(30)	3
Net income attributable to shareholders	(1,319)	(1,960)	(1,041)
of which from continuing operations	(1,319)	(1,960)	(1,041)
of which from discontinued operations	0	0	0
Income from continuing operations before taxes	(1,210)	(1,904)	(943)